Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 26,019
Operating loss carry forward expiration year	2035
Net deferred tax assets
Change in valuation allowance	$ 14,722	$ 11,247
Tax related interest and penalties	0
Provision for uncertain tax positions	$ 0